Document And Entity Information	12 Months Ended
Nov. 30, 2023 shares
Entity Addresses [Line Items]
Entity Registrant Name	AETHER GLOBAL INNOVATIONS CORP.
Entity Central Index Key	0001639142
Document Type	20-F
Document Period End Date	Nov. 30, 2023
Current Fiscal Year End Date	--11-30
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Entity Common Stock Shares Outstanding	105,504,461
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	Suite 700 - 1199 West Hastings Street
Entity Address, City or Town	Vancouver
Entity Address, Country	CA
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6E 3T5
Entity Well Known Seasoned Issuer	No
Entity Current Reporting Status	No
Entity Interactive Data Current	No
Entity Filer Category	Non-accelerated Filer
Entity Voluntary Filers	No
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Document Accounting Standard	International Financial Reporting Standards
Title of 12(b) Security	Common Stock
Auditor Name	Reliant CPA PC
Auditor Location	Newport Beach, CA
Auditor Firm ID	6906
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Philip Lancaster
Entity Address, Address Line One	Suite 700 - 1199 West Hastings Street
Entity Address, City or Town	Vancouver
Entity Address, Country	CA
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6E 3T5
Local Phone Number	863-3038
City Area Code	250